Advisor Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

November 5, 2025

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisor Managed Portfolios (the “Trust”)
File Nos.: 333-270997 and 811-23859

To the Commission:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, as amended (the “1940 Act”), and the regulations thereunder, transmitted herewith on behalf of the Trust to add four new series, Reckoner Yield Enhanced AAA CLO Annual ETF, Reckoner Yield Enhanced AAA CLO Reinvesting ETF, Reckoner BBB-B CLO Annual ETF, and Reckoner BBB-B CLO Reinvesting ETF (the “Funds”), is Post-Effective Amendment No. 86 under the 1933 Act and Amendment No. 89 under the 1940 Act to the Trust’s Registration Statement on Form N-1A (the “Amendment”).

Pursuant to Rule 485(a)(2) of the 1933 Act, the Trust anticipates that this filing shall become effective 75 days after filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment. The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment and to update any missing information and/or file updated exhibits to the Registration Statement. Subsequently, it is anticipated that the Trust will file a Summary Prospectus under Rule 497(k).

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at 480-964-6008 or ryan.charles1@usbank.com.

Sincerely,

/s/ Ryan Charles
Ryan Charles
Secretary
Advisor Managed Portfolios